STOCKHOLDERS' EQUITY (Details - non-vested shares)	12 Months Ended
	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares
2017 Stock Incentive Plan [Member] [Default Label]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Authorized shares	4,500,000
Options non-vested outstanding, beginning balance	0	1,504,500
Weighted Average Exercise Price, Options non-vested outstanding, beginning balance | $ / shares	$ 0.30	$ 0.30
Options awarded	0	2,043,288
Weighted Average Exercise Price, awarded | $ / shares	$ 0	$ 0.30
Options vested	0	(3,547,788)
Weighted Average Exercise Price, vested | $ / shares	$ 0	$ 0
Options forfeited	0	0
Weighted average exercise price, forfeited | $ / shares	$ 0	$ 0
Options vested	0	3,547,788
Options non-vested outstanding, ending balance	0	0
Weighted Average Exercise Price, Options non-vested outstanding, ending balance | $ / shares	$ 0.30	$ 0.30
Unvested common shares	0
2019 Stock Incentive Plan [Member] [Default Label]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Authorized shares	5,000,000
Options non-vested outstanding, beginning balance	0	780,000
Weighted Average Exercise Price, Options non-vested outstanding, beginning balance | $ / shares	$ 0.30	$ 0.30
Options awarded	100,000	2,200,000
Weighted Average Exercise Price, awarded | $ / shares	$ 0	$ 0.30
Options vested	(100,000)	(2,980,000)
Weighted Average Exercise Price, vested | $ / shares	$ 0	$ 0
Options forfeited		0
Weighted average exercise price, forfeited | $ / shares	$ 0	$ 0
Options vested	100,000	2,980,000
Options non-vested outstanding, ending balance	0	0
Weighted Average Exercise Price, Options non-vested outstanding, ending balance | $ / shares	$ 0.30	$ 0.30
Unvested common shares	0
Plan 2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Authorized shares	20,000,000
Options non-vested outstanding, beginning balance	0
Weighted Average Exercise Price, Options non-vested outstanding, beginning balance | $ / shares	$ 0
Options awarded	14,300,000
Weighted Average Exercise Price, awarded | $ / shares	$ 0.006146
Options vested	0
Weighted Average Exercise Price, vested | $ / shares	$ 0
Options forfeited	0
Weighted average exercise price, forfeited | $ / shares	$ 0
Options vested	0
Options non-vested outstanding, ending balance	14,300,000	0
Weighted Average Exercise Price, Options non-vested outstanding, ending balance | $ / shares	$ 0	$ 0
Unvested common shares	14,300,000